Operating profit/(loss) (Details Narrative) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Dec. 31, 2023 [1]	Jun. 30, 2023	Dec. 31, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating Profitloss
Revenue from continuing operations	$ 5,910		$ 8,733	$ 15,060	$ 22,448	$ 23,975
Gross profit (loss)	537		(3,635)	(2,262)	259	4,361
Operating loss	4,472		8,213	11,314	14,523	5,014
Profit loss	7,828	$ 13,139	11,216	24,355	22,054	7,958
Profit loss continuing operations	$ 7,828		$ 10,412	$ 20,148	$ 21,429	$ 8,027

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.